Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Recently Issued Accounting Standards

16. Recently Issued Accounting Standards

Recently issued accounting pronouncements that may be relevant to the Company are the following:

In August 2014, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2014-15 “Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” The core principle of the guidance is that an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are available to be issued. When management identifies conditions or events that raise substantial doubt about an entity’s ability to continue as a going concern, management should consider whether its plans that are intended to mitigate those relevant conditions or events that will alleviate the substantial doubt are adequately disclosed in the footnotes to the financial statements. This guidance is now effective and has been adopted by the Company.

In February 2016, the FASB issued ASU 2016-02, “Leases,” which requires a lessee to recognize lease liabilities for the lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis, and right-of-use assets, representing the lessee’s right to use, or control the use of, specified assets for the lease term. Additionally, the new guidance has simplified accounting for sale and leaseback transactions. Lessor accounting is largely unchanged. The ASU is effective for fiscal years beginning after December 15, 2018.

In March 2016, the FASB issued ASU No. 2016-09, “Compensation – Stock Compensation.” The areas for simplification in this update involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. For public entities, the amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The Company does not expect that adoption of this ASU will have an impact on the financial statements.

In August 2016, the FASB issued ASU No. 2016-15, “Statement of Cash Flows,” which provides specific guidance on eight cash flow classification issues. For public entities, the amendments in this update are effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The Company is currently evaluating the impact of adopting this ASU on the financial statements.

Management does not expect any other recently issued, but not yet effective, accounting standards to have a material effect on its results of operations or financial condition.